Income Taxes Income Tax Expense (Benefit) Reconciliation to Statutory Rate (Details)	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Income Tax Examination [Line Items]
Statutory federal income tax	35.00%	35.00%	35.00%
State income taxes, net of federal benefit	3.00%	2.50%	3.00%
Non-taxable acquisition-related transactions	(2.60%)	0.00%	0.00%
Manufacturing deduction	(1.70%)	(3.30%)	(3.20%)
Changes in unrecognized tax benefits	0.30%	0.30%	0.30%
Other	(1.00%)	(1.10%)	(1.10%)
Effective income tax rate	33.00%	33.40%	34.00%